Investment in Equity Securities, Summary (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investment in Equity Securities [Abstract]
Investment in equity securities with readily determinable fair values	$ 226,566	$ 0
Investment in equity securities without readily determinable fair values	$ 4,647,853	$ 0